Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2024
Property and Equipment, Net [Abstract]
Schedule of Composition and Movement

Composition and movement:

	Software	Motor vehicles	Office furniture and equipment	Computers and peripheral equipment	Leasehold improvements	Total

Cost:
Balance as of January 1, 2023	$1,492	$1,270	$4,395	$8,620	$5,880	$21,657
Additions during the year:
Purchases	463	3	491	591	70	1,618
Acquisitions of subsidiaries	25	2	302	616	43	988
Adjustments arising from translating financial statements of foreign operations	(22)	(19)	(255)	(150)	(136)	(582)
Decreases during the year:
Disposals	(3)	(94)	(52)	(58)	(7)	(214)

Balance as of December 31, 2023	$1,955	$1,162	$4,881	$9,619	$5,850	$23,467

Accumulated depreciation:
Balance as of January 1, 2023	$1,399	$1,090	2,883	$6,686	$1,261	$13,319
Additions during the year:
Depreciation	46	48	563	816	448	1,921
Disposals	(3)	(94)	(51)	(48)	(7)	(203)
Acquisitions of subsidiaries	21	-	257	528	37	843
Adjustments arising from translating financial statements of foreign operations	(36)	(48)	(46)	(241)	(30)	(401)

Balance as of December 31, 2023	$1,427	$996	3,606	$7,741	$1,709	$15,479

Depreciated cost at December 31, 2023	$528	$166	$1,275	$1,878	$4,141	$7,988
	Software	Motor vehicles	Office furniture and equipment	Computers and peripheral equipment	Leasehold improvements	Total

Cost:
Balance as of January 1, 2024	$1,955	$1,162	$4,881	$9,619	$5,850	$23,467
Additions during the year:
Purchases	122	217	24	941	231	1,535
Acquisitions of subsidiaries			431	1,050		1,481
Adjustments arising from translating financial statements of foreign operations	(331)	7	(1,156)	1,406	(97)	(171)
Decreases during the year:
Disposals		(79)	(40)	(28)	(166)	(313)

Balance as of December 31, 2024	$1,746	$1,307	$4,140	$12,988	$5,818	$25,999

Accumulated depreciation:
Balance as of January 1, 2024	$1,427	$996	3,606	$7,741	$1,709	$15,479
Additions during the year:
Depreciation	73	118	224	1,072	576	2,063
Disposals		(47)	(45)	(43)	(126)	(261)
Acquisitions of subsidiaries			425	998		1,423
Adjustments arising from translating financial statements of foreign operations	(333)	(255)	(779)	1,179	16	(172)

Balance as of December 31, 2024	$1,167	$812	3,431	$10,947	$2,175	$18,532

Depreciated cost at December 31, 2024	$579	$495	$709	$2,041	$3,643	$7,467